Income Taxes, Net Deferred Tax Asset (Liability) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Allowance for loan losses		$ 2,644	$ 2,816
Deferred compensation and employee benefits		2,893	2,377
Accrued expenses		815	722
PCI loans		467	1,057
Net unrealized losses on investment securities		1,022	0
Net operating loss and tax credit carry forwards		366	341
Other		1,272	986
Total deferred tax assets		9,479	8,299
Deferred tax assets valuation allowance		(315)	(397)
Deferred tax liabilities
Mortgage servicing rights		(3,475)	(3,421)
Leasing		(4,271)	(4,084)
Basis difference in investments		(1,203)	(577)
Mark to market, net		(7,252)	(5,816)
Intangible assets		(427)	(539)
Net unrealized gains on debt securities		0	(55)
Insurance reserves		(696)	(750)
Other		(831)	(821)
Total deferred tax liabilities		(18,155)	(16,063)
Net deferred tax liability		(8,991)	(8,161)
Other comprehensive income, tax effect		1,144	(434)	$ 1,996
Deferred tax assets valuation allowance		315	$ 397
Net operating loss related to deferred tax assets		$ 366
Expiration date of tax credit carryforwards		Dec. 31, 2038
Undistributed Earnings of Foreign Subsidiaries		$ 0
Accounting Standards Update 2018-02 [Member]
Deferred tax liabilities
Adoption of accounting standard	[1]	0
Accounting Standards Update 2018-02 [Member] | Retained earnings [Member]
Deferred tax liabilities
Adoption of accounting standard	[1]	$ 400

[1]	(2)Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, in the third quarter of 2018. For additional information, see Note 1.